SEGMENT REPORTING - Geographic information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Revenues from External Customers and Long-Lived Assets
Revenue	¥ 179,049,077	$ 25,218,535	¥ 108,055,569	$ 15,666,585	¥ 135,576,323	$ 21,274,884
Long-Lived Assets	101,198,127		154,909,334		179,344,008		$ 14,253,458	$ 22,459,743	$ 28,142,989
Greater China
Revenues from External Customers and Long-Lived Assets
Revenue	427,737	60,245	655,201	94,995	1,278,918	200,690
Long-Lived Assets	7,134,353		25,933,918		8,174,721		1,004,852	3,760,064	1,282,792
Asia/Eastern Europe
Revenues from External Customers and Long-Lived Assets
Revenue	139,308,272	19,621,160	41,826,569	6,064,283	134,122,954	21,046,819
Long-Lived Assets	54,694,120		61,705,722		170,995,023		7,703,506	8,946,489	26,832,851
North America
Revenues from External Customers and Long-Lived Assets
Revenue	39,313,068	$ 5,537,130	65,573,799	$ 9,507,307	174,451	$ 27,375
Long-Lived Assets	¥ 39,369,654		¥ 67,269,694		¥ 174,264		$ 5,545,100	$ 9,753,190	$ 27,346